Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue		$ 76,923	$ 62,027	$ 235,908	$ 239,397
Costs and expenses
Cost of revenue		68,238	63,290	215,227	193,564
Selling, general and administrative		20,001	17,472	66,674	51,957
Depreciation and amortization		6,110	6,699	19,283	20,176
Loss (gain) on aircraft held for sale		3,480	(9,570)	4,897	(12,435)
Total costs and expenses		97,829	77,891	306,081	253,262
Loss from operations		(20,906)	(15,864)	(70,173)	(13,865)
Other income (expense)
Interest income		979	796	3,419	2,989
Interest expense		(5,619)	(5,674)	(15,940)	(15,601)
Gain on forgiveness of CARES Act loan		0	0	0	339
Change in fair value of derivative liability		0	(3,684)	0	(3,577)
Change in fair value of warrant liabilities		1,500	0	(2,179)	0
Other income (expense)		(90)	(144)	(107)	(736)
Total other expense, net		(3,230)	(8,706)	(14,807)	(16,586)
Loss before income taxes		(24,136)	(24,570)	(84,980)	(30,451)
Income tax benefit		0	0	0	0
Net loss		(24,136)	(24,570)	(84,980)	(30,451)
Less: Net loss attributable to redeemable noncontrolling interests		(18,515)	0	(60,715)	0
Less: Net loss attributable to noncontrolling interests		653	(2,503)	(6,997)	(6,762)
Net loss attributable to flyExclusive, Inc.		(6,274)	(22,067)	(17,268)	(23,689)
Net loss attributable to common stockholders		(7,725)	(22,067)	(19,976)	(23,689)
Net loss attributable to common stockholders		$ (7,725)	(22,067)	$ (19,976)	(23,689)
Basic and Diluted Earnings Per Share*
Earnings per share, basic (in shares)	[1]	$ (0.32)		$ (0.85)
Earnings per share, diluted (in shares)	[1]	$ (0.32)		$ (0.85)
Weighted Average Common Shares Outstanding (Basic & Diluted)*
Weighted average number of shares outstanding, basic (in dollars per share)	[1]	24,275,741		23,586,260
Weighted average number of shares outstanding, diluted (in dollars per share)	[1]	24,275,741		23,586,260
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.		$ (6,274)	(22,067)	$ (17,268)	(23,689)
Unrealized gains (losses) on available-for-sale debt securities		371	(352)	179	(335)
Comprehensive loss attributable to flyExclusive, Inc.		(5,903)	(22,419)	(17,089)	(24,024)
Series A Preferred Stock
Other income (expense)
Preferred Dividends		(1,000)	$ 0	(2,257)	$ 0
Series B Preferred Stock
Other income (expense)
Preferred Dividends		$ (451)		$ (451)

[1]

*Basic and diluted earnings (loss) per share has not been presented for the three and nine months ended September 30, 2023 in the condensed consolidated statements of operations and comprehensive loss (unaudited). As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the condensed consolidated financial statements (unaudited). See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.